Restructuring and Impairment Charges (Summary of 2019 Productivity Plan Charges) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Total Restructuring Cost and Reserve [Line Items]
Restructuring and impairment charges	$ (5)	$ (1)	$ 0
Cash payments for restructuring charges	(436)	(434)	(224)
Restructuring and impairment charges	727	445	411
2019 Productivity Plan [Member]
Total Restructuring Cost and Reserve [Line Items]
Beginning Balance	197	196	71
Cash payments for restructuring charges	(436)	(434)	(224)
Non-cash charges and translation	(124)	(10)	(62)
Ending Balance	$ 364	$ 197	$ 196
Impact on net income attributable to PepsiCo per common share	$ (0.41)	$ (0.25)	$ (0.24)
Plan to Date through 12/28/2024	$ 2,627
Cash payments reported on the cash flow statement in pension and retiree medical contributions	7	$ 1	$ 1
Restructuring and impairment charges	727	445	411
Other than 2019 Productivity Plan
Total Restructuring Cost and Reserve [Line Items]
Restructuring and impairment charges	0
Severance and Other Employee Costs | 2019 Productivity Plan [Member]
Total Restructuring Cost and Reserve [Line Items]
Beginning Balance	188	188	64
Cash payments for restructuring charges	(204)	(242)	(90)
Non-cash charges and translation	(30)	(1)	(29)
Ending Balance	338	188	188
Plan to Date through 12/28/2024	1,434
Restructuring and impairment charges	384	243	243
Asset Impairments | 2019 Productivity Plan [Member]
Total Restructuring Cost and Reserve [Line Items]
Beginning Balance	0	0	0
Cash payments for restructuring charges	0	0	0
Non-cash charges and translation	(114)	(2)	(33)
Ending Balance	0	0	0
Plan to Date through 12/28/2024	306
Restructuring and impairment charges	114	2	33
Other Costs | 2019 Productivity Plan [Member]
Total Restructuring Cost and Reserve [Line Items]
Beginning Balance	9	8	7
Cash payments for restructuring charges	(232)	(192)	(134)
Non-cash charges and translation	20	(7)	0
Ending Balance	26	9	8
Plan to Date through 12/28/2024	887
Restructuring and impairment charges	229	200	135
Other pension and retiree medical benefits expense/(income) (a) | 2019 Productivity Plan [Member]
Total Restructuring Cost and Reserve [Line Items]
Plan to Date through 12/28/2024	126
Restructuring, Settlement and Impairment Provisions, less Other pension and retiree medical benefits expense [Member] | 2019 Productivity Plan [Member]
Total Restructuring Cost and Reserve [Line Items]
Plan to Date through 12/28/2024	2,501
Cost of sales | 2019 Productivity Plan [Member]
Total Restructuring Cost and Reserve [Line Items]
Restructuring and impairment charges	133	13	33
Selling, general and administrative expenses | 2019 Productivity Plan [Member]
Total Restructuring Cost and Reserve [Line Items]
Restructuring and impairment charges	551	433	347
Other pension and retiree medical benefits expense/(income) (a) | 2019 Productivity Plan [Member]
Total Restructuring Cost and Reserve [Line Items]
Restructuring and impairment charges	29	(1)	31
After-tax amount | 2019 Productivity Plan [Member]
Total Restructuring Cost and Reserve [Line Items]
Restructuring and impairment charges	563	349	334
Restructuring, Settlement and Impairment Provisions, less Other pension and retiree medical benefits expense [Member] | 2019 Productivity Plan [Member]
Total Restructuring Cost and Reserve [Line Items]
Restructuring and impairment charges	698	446	380
Impairment of intangible assets | 2019 Productivity Plan [Member]
Total Restructuring Cost and Reserve [Line Items]
Restructuring and impairment charges	14	0	0
Corporate | 2019 Productivity Plan [Member]
Total Restructuring Cost and Reserve [Line Items]
Plan to Date through 12/28/2024	418
Restructuring and impairment charges	101	88	90
Operating Segments [Member] | PepsiCo Foods North America [Member]
Total Restructuring Cost and Reserve [Line Items]
Restructuring and impairment charges	161	42	53
Operating Segments [Member] | PepsiCo Foods North America [Member] | 2019 Productivity Plan [Member]
Total Restructuring Cost and Reserve [Line Items]
Plan to Date through 12/28/2024	432
Restructuring and impairment charges	161	42	53
Operating Segments [Member] | PepsiCo Beverages North America [Member]
Total Restructuring Cost and Reserve [Line Items]
Restructuring and impairment charges	238	41	68
Operating Segments [Member] | PepsiCo Beverages North America [Member] | 2019 Productivity Plan [Member]
Total Restructuring Cost and Reserve [Line Items]
Plan to Date through 12/28/2024	505
Restructuring and impairment charges	238	41	68
Operating Segments [Member] | International Beverage Franchise [Member]
Total Restructuring Cost and Reserve [Line Items]
Restructuring and impairment charges	24	11	4
Operating Segments [Member] | International Beverage Franchise [Member] | 2019 Productivity Plan [Member]
Total Restructuring Cost and Reserve [Line Items]
Plan to Date through 12/28/2024	51
Restructuring and impairment charges	24	11	4
Operating Segments [Member] | Europe, Middle East & Africa (Segment) [Member]
Total Restructuring Cost and Reserve [Line Items]
Restructuring and impairment charges	116	227	118
Operating Segments [Member] | Europe, Middle East & Africa (Segment) [Member] | 2019 Productivity Plan [Member]
Total Restructuring Cost and Reserve [Line Items]
Plan to Date through 12/28/2024	761
Restructuring and impairment charges	116	227	118
Operating Segments [Member] | Latin America Foods (Segment) [Member]
Total Restructuring Cost and Reserve [Line Items]
Restructuring and impairment charges	49	29	32
Operating Segments [Member] | Latin America Foods (Segment) [Member] | 2019 Productivity Plan [Member]
Total Restructuring Cost and Reserve [Line Items]
Plan to Date through 12/28/2024	247
Restructuring and impairment charges	49	29	32
Operating Segments [Member] | Asia Pacific Foods (Segment) [Member]
Total Restructuring Cost and Reserve [Line Items]
Restructuring and impairment charges	9	8	15
Operating Segments [Member] | Asia Pacific Foods (Segment) [Member] | 2019 Productivity Plan [Member]
Total Restructuring Cost and Reserve [Line Items]
Plan to Date through 12/28/2024	87
Restructuring and impairment charges	$ 9	$ 8	$ 15